PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99 .5%
Issuer Shares Value ($)
Communication Services  8.4%
Diversified Telecommunication Services 0.3%
Lumen Technologies, Inc. 1,763 21,985
Entertainment 2.4%
Activision Blizzard, Inc. 1,242 103,856
Electronic Arts, Inc. 455 65,502
Take-Two Interactive Software, Inc.
(a)
144 24,972
Total 194,330
Interactive Media & Services 4.3%
Alphabet, Inc. Class A
(a)
66 177,839
Alphabet, Inc. Class C
(a)
63 170,379
Total 348,218
Media 1.4%
Altice USA, Inc. Class A
(a)
100 3,073
Fox Corp. Class A 501 17,866
Fox Corp. Class B 238 7,911
Interpublic Group of Cos., Inc. (The) 637 22,524
New York Times Co. (The) Class A 256 11,208
News Corp. Class A 624 15,369
News Corp. Class B 194 4,561
Nexstar Media Group, Inc. Class A 61 8,971
Omnicom Group, Inc. 350 25,487
Total 116,970
Total Communication Services 681,503
Consumer Discretionary  5.9%
Distributors 0.4%
Genuine Parts Co. 128 16,246
LKQ Corp.
(a)
253 12,840
Total 29,086
Diversified Consumer Services 0.2%
H&R Block, Inc. 31 761
Service Corp. International 148 9,249
Terminix Global Holdings, Inc.
(a)
117 6,142
Total 16,152
Hotels, Restaurants & Leisure 2.2%
Aramark 212 7,447
Boyd Gaming Corp.
(a)
60 3,420
Darden Restaurants, Inc. 37 5,397
Hilton Worldwide Holdings, Inc.
(a)
82 10,779
Marriott Vacations Worldwide Corp.
(a)
38 5,600
McDonald's Corp. 560 135,918
Penn National Gaming, Inc.
(a)
134 9,163
Travel + Leisure Co. 27 1,399
Total 179,123
Household Durables 0.8%
Lennar Corp. Class A 235 24,710
Lennar Corp. Class B 14 1,209
Mohawk Industries, Inc.
(a)
51 9,940
PulteGroup, Inc. 166 9,108
Toll Brothers, Inc. 61 3,616
TopBuild Corp.
(a)
4 811
Whirlpool Corp. 54 11,963
Total 61,357
Internet & Direct Marketing Retail 0.1%
Qurate Retail, Inc. Series A 338 4,009
Wayfair, Inc. Class A
(a)
31 7,482
Total 11,491
Leisure Products 0.1%
Brunswick Corp. 60 6,264
Polaris, Inc. 16 2,097
Total 8,361
Common Stocks (continued)
Issuer Shares Value ($)
Multiline Retail 0.9%
Kohl's Corp. 144 7,315
Target Corp. 246 64,218
Total 71,533
Specialty Retail 1.0%
AutoNation, Inc.
(a)
47 5,703
AutoZone, Inc.
(a)
16 25,977
Dick's Sporting Goods, Inc. 57 5,936
Foot Locker, Inc. 81 4,622
L Brands, Inc.
(a)
90 7,206
O'Reilly Automotive, Inc.
(a)
44 26,569
Penske Automotive Group, Inc. 29 2,569
Williams-Sonoma, Inc. 17 2,579
Total 81,161
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.
(a)
21 8,628
Tapestry, Inc.
(a)
230 9,729
Total 18,357
Total Consumer Discretionary 476,621
Consumer Staples  7.2%
Food & Staples Retailing 1.8%
Albertsons Cos., Inc. Class A 89 1,923
Costco Wholesale Corp. 17 7,305
Kroger Co. (The) 437 17,786
Walmart, Inc. 846 120,597
Total 147,611
Food Products 1.2%
Darling Ingredients, Inc.
(a)
94 6,493
Hershey Co. (The) 13 2,325
Ingredion, Inc. 38 3,337
JM Smucker Co. (The) 63 8,260
Kraft Heinz Co. (The) 393 15,119
Mondelez International, Inc. Class A 820 51,873
Tyson Foods, Inc. Class A 170 12,148
Total 99,555
Household Products 2.8%
Colgate-Palmolive Co. 230 18,285
Procter & Gamble Co. (The) 1,432 203,673
Spectrum Brands Holdings, Inc. 25 2,184
Total 224,142
Personal Products 0.0%
Herbalife Nutrition Ltd.
(a)
52 2,649
Tobacco 1.4%
Altria Group, Inc. 481 23,107
Philip Morris International, Inc. 907 90,782
Total 113,889
Total Consumer Staples 587,846
Energy  4.8%
Energy Equipment & Services 0.2%
NOV, Inc.
(a)
1,282 17,704
Oil, Gas & Consumable Fuels 4.6%
Antero Midstream Corp. 1,085 10,308
Cabot Oil & Gas Corp. 1,151 18,416
Cimarex Energy Co. 261 17,017
Continental Resources, Inc. 188 6,420
DT Midstream, Inc.
(a)
158 6,699
EOG Resources, Inc. 1,693 123,352
HollyFrontier Corp. 498 14,641
Kinder Morgan, Inc. 6,473 112,501
Marathon Oil Corp. 2,578 29,879

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2021 (Unaudited)
2 |
Common Stocks (continued)
Issuer Shares Value ($)
Targa Resources Corp. 741 31,204
Total 370,437
Total Energy 388,141
Financials  20.6%
Banks 4.8%
Citigroup, Inc. 3,424 231,531
Citizens Financial Group, Inc. 580 24,453
Comerica, Inc. 234 16,067
First Horizon Corp. 907 14,013
KeyCorp 1,617 31,790
Popular, Inc. 139 10,114
Regions Financial Corp. 1,601 30,819
Synovus Financial Corp. 229 9,366
Umpqua Holdings Corp. 371 7,001
Wintrust Financial Corp. 96 6,854
Zions Bancorp NA 269 14,028
Total 396,036
Capital Markets 7.2%
Affiliated Managers Group, Inc. 69 10,932
Evercore, Inc. Class A 65 8,593
Franklin Resources, Inc. 481 14,214
Goldman Sachs Group, Inc. (The) 526 197,187
Invesco Ltd. 561 13,677
Janus Henderson Group PLC 275 11,506
Jefferies Financial Group, Inc. 365 12,114
Lazard Ltd. Class A 169 7,977
Morgan Stanley 2,361 226,609
Raymond James Financial, Inc. 194 25,119
SEI Investments Co. 181 11,005
T Rowe Price Group, Inc. 253 51,652
Total 590,585
Consumer Finance 2.6%
Ally Financial, Inc. 611 31,381
Capital One Financial Corp. 747 120,790
Credit Acceptance Corp.
(a)
15 7,271
Discover Financial Services 228 28,345
OneMain Holdings, Inc. 132 8,052
Santander Consumer USA Holdings, Inc. 100 4,103
SLM Corp. 541 10,187
Total 210,129
Diversified Financial Services 0.2%
Voya Financial, Inc. 202 13,009
Insurance 5.3%
Aflac, Inc. 1,120 61,600
Allstate Corp. (The) 495 64,375
American Financial Group, Inc. 111 14,040
Athene Holding Ltd. Class A
(a)
191 12,342
Brown & Brown, Inc. 365 19,856
CNA Financial Corp. 47 2,068
Everest Re Group Ltd. 51 12,894
Hanover Insurance Group, Inc. (The) 60 8,154
Mercury General Corp. 43 2,616
MetLife, Inc. 1,245 71,837
Old Republic International Corp. 472 11,640
Prudential Financial, Inc. 660 66,185
Reinsurance Group of America, Inc. 113 12,450
Travelers Cos., Inc. (The) 419 62,398
Unum Group 347 9,508
Total 431,963
Mortgage Real Estate Investment Trusts (REITs) 0.4%
AGNC Investment Corp. 866 13,744
Common Stocks (continued)
Issuer Shares Value ($)
Annaly Capital Management, Inc. 2,268 19,255
Total 32,999
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp, Inc. 762 8,976
Total Financials 1,683,697
Health Care  17.2%
Biotechnology 1.4%
Amgen, Inc. 41 9,903
Biogen, Inc.
(a)
59 19,277
BioMarin Pharmaceutical, Inc.
(a)
73 5,601
Exact Sciences Corp.
(a)
4 431
Exelixis, Inc.
(a)
17 287
Gilead Sciences, Inc. 496 33,872
Horizon Therapeutics PLC
(a)
67 6,701
Incyte Corp.
(a)
11 851
Ionis Pharmaceuticals, Inc.
(a)
4 149
Iovance Biotherapeutics, Inc.
(a)
38 846
Mirati Therapeutics, Inc.
(a)
2 320
Natera, Inc.
(a)
2 229
Regeneron Pharmaceuticals, Inc.
(a)
35 20,111
Sage Therapeutics, Inc.
(a)
19 831
Seagen, Inc.
(a)
5 767
Ultragenyx Pharmaceutical, Inc.
(a)
6 479
United Therapeutics Corp.
(a)
17 3,093
Vertex Pharmaceuticals, Inc.
(a)
61 12,297
Total 116,045
Health Care Equipment & Supplies 1.8%
Baxter International, Inc. 430 33,260
Becton Dickinson and Co. 245 62,659
Dentsply Sirona, Inc. 191 12,613
Envista Holdings Corp.
(a)
140 6,031
Hill-Rom Holdings, Inc. 58 8,031
Hologic, Inc.
(a)
218 16,359
Quidel Corp.
(a)
32 4,527
Total 143,480
Health Care Providers & Services 4.5%
AmerisourceBergen Corp. 129 15,760
Anthem, Inc. 213 81,794
Cardinal Health, Inc. 105 6,235
Centene Corp.
(a)
511 35,060
Cigna Corp. 298 68,388
CVS Health Corp. 1,148 94,549
Laboratory Corp. of America Holdings
(a)
83 24,581
McKesson Corp. 118 24,052
Molina Healthcare, Inc.
(a)
44 12,012
Total 362,431
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc. 28 4,290
IQVIA Holdings, Inc.
(a)
84 20,807
Syneos Health, Inc.
(a)
77 6,905
Waters Corp.
(a)
3 1,169
Total 33,171
Pharmaceuticals 9.1%
Bristol-Myers Squibb Co. 1,915 129,971
Johnson & Johnson 2,293 394,855
Organon & Co.
(a)
226 6,556
Perrigo Co. PLC 117 5,620
Pfizer, Inc. 4,845 207,414
Total 744,416
Total Health Care 1,399,543

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2021 (Unaudited)
| 3
Common Stocks (continued)
Issuer Shares Value ($)
Industrials  12.2%
Aerospace & Defense 0.3%
Curtiss-Wright Corp. 53 6,270
Textron, Inc. 301 20,772
Total 27,042
Air Freight & Logistics 0.1%
Expeditors International of Washington, Inc. 61 7,823
XPO Logistics, Inc.
(a)
18 2,497
Total 10,320
Building Products 1.9%
A O Smith Corp. 174 12,238
Carlisle Cos., Inc. 43 8,696
Johnson Controls International PLC 953 68,063
Lennox International, Inc. 45 14,824
Owens Corning 134 12,886
Trane Technologies PLC 164 33,392
Total 150,099
Commercial Services & Supplies 0.5%
Cintas Corp. 6 2,365
Clean Harbors, Inc.
(a)
66 6,270
Republic Services, Inc. 277 32,786
Rollins, Inc. 20 766
Total 42,187
Construction & Engineering 0.2%
AECOM
(a)
186 11,710
MasTec, Inc.
(a)
77 7,795
Total 19,505
Electrical Equipment 1.7%
Acuity Brands, Inc. 47 8,243
AMETEK, Inc. 307 42,688
Emerson Electric Co. 790 79,703
nVent Electric PLC 222 7,018
Total 137,652
Industrial Conglomerates 1.6%
3M Co. 654 129,453
Machinery 2.8%
AGCO Corp. 74 9,776
Crane Co. 64 6,223
Dover Corp. 190 31,753
ITT, Inc. 114 11,162
Middleby Corp. (The)
(a)
50 9,574
Nordson Corp. 63 14,246
Oshkosh Corp. 91 10,879
Otis Worldwide Corp. 564 50,506
Parker-Hannifin Corp. 142 44,308
Pentair PLC 218 16,060
Snap-on, Inc. 69 15,041
Toro Co. (The) 9 1,024
Woodward, Inc. 75 9,117
Total 229,669
Professional Services 0.6%
Jacobs Engineering Group, Inc. 173 23,398
ManpowerGroup, Inc. 74 8,775
Robert Half International, Inc. 18 1,768
Verisk Analytics, Inc. 76 14,435
Total 48,376
Road & Rail 2.2%
Knight-Swift Transportation Holdings, Inc. 210 10,435
Norfolk Southern Corp. 332 85,600
Old Dominion Freight Line, Inc. 11 2,961
Ryder System, Inc. 69 5,254
Schneider National, Inc. Class B 67 1,503
Common Stocks (continued)
Issuer Shares Value ($)
Union Pacific Corp. 324 70,878
Total 176,631
Trading Companies & Distributors 0.3%
MSC Industrial Direct Co., Inc. Class A 59 5,261
United Rentals, Inc.
(a)
63 20,762
Total 26,023
Total Industrials 996,957
Information Technology  10.0%
Communications Equipment 2.2%
Arista Networks, Inc.
(a)
4 1,522
Cisco Systems, Inc. 3,142 173,972
Lumentum Holdings, Inc.
(a)
57 4,787
Total 180,281
Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.
(a)
54 6,403
Keysight Technologies, Inc.
(a)
77 12,670
SYNNEX Corp. 31 3,706
Vontier Corp. 57 1,844
Total 24,623
IT Services 2.2%
Accenture PLC Class A 92 29,227
Amdocs Ltd. 96 7,403
Automatic Data Processing, Inc. 26 5,450
Fidelity National Information Services, Inc. 458 68,265
Genpact Ltd. 128 6,376
Global Payments, Inc. 217 41,970
SolarWinds Corp.
(a)
51 573
VeriSign, Inc.
(a)
73 15,795
Western Union Co. (The) 225 5,222
Total 180,281
Semiconductors & Semiconductor Equipment 2.4%
Cirrus Logic, Inc.
(a)
43 3,551
Intel Corp. 3,025 162,503
ON Semiconductor Corp.
(a)
146 5,703
Qorvo, Inc.
(a)
85 16,115
Skyworks Solutions, Inc. 65 11,993
Total 199,865
Software 2.5%
ANSYS, Inc.
(a)
37 13,633
Dolby Laboratories, Inc. Class A 47 4,564
Manhattan Associates, Inc.
(a)
21 3,352
McAfee Corp. Class A 9 244
N-Able, Inc.
(a)
26 359
NortonLifeLock, Inc. 302 7,496
Oracle Corp. 89 7,755
salesforce.com, Inc.
(a)
547 132,336
SS&C Technologies Holdings, Inc. 163 12,777
Synopsys, Inc.
(a)
41 11,808
Teradata Corp.
(a)
12 596
VMware, Inc. Class A
(a)
37 5,688
Total 200,608
Technology Hardware, Storage & Peripherals 0.4%
Dell Technologies, Inc. Class C
(a)
105 10,145
HP, Inc. 592 17,091
NetApp, Inc. 58 4,616
Total 31,852
Total Information Technology 817,510
Materials  3.7%
Chemicals 1.9%
Celanese Corp. 94 14,642
CF Industries Holdings, Inc. 283 13,372
Chemours Co. (The) 108 3,591

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2021 (Unaudited)
4 |
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Dow, Inc. 918 57,063
Eastman Chemical Co. 179 20,177
LyondellBasell Industries NV Class A 304 30,196
Mosaic Co. (The) 451 14,085
Westlake Chemical Corp. 35 2,902
Total 156,028
Construction Materials 0.1%
Eagle Materials, Inc. 53 7,490
Containers & Packaging 0.9%
Avery Dennison Corp. 50 10,534
Graphic Packaging Holding Co. 261 5,003
International Paper Co. 513 29,631
Sealed Air Corp. 90 5,108
Sonoco Products Co. 130 8,293
Westrock Co. 340 16,731
Total 75,300
Metals & Mining 0.7%
Nucor Corp. 395 41,088
Reliance Steel & Aluminum Co. 84 13,201
Southern Copper Corp. 10 656
Total 54,945
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 124 6,874
Total Materials 300,637
Real Estate  4.7%
Equity Real Estate Investment Trusts (REITs) 4.0%
American Homes 4 Rent Class A 395 16,590
Brixmor Property Group, Inc. 424 9,760
First Industrial Realty Trust, Inc. 185 10,134
Gaming and Leisure Properties, Inc. 316 14,959
Highwoods Properties, Inc. 146 6,963
Invitation Homes, Inc. 812 33,032
Iron Mountain, Inc. 122 5,339
Kimco Realty Corp. 589 12,563
Lamar Advertising Co. Class A 16 1,706
Life Storage, Inc. 108 12,675
Omega Healthcare Investors, Inc. 333 12,081
Public Storage 49 15,312
SBA Communications Corp. 127 43,306
Simon Property Group, Inc. 61 7,718
SL Green Realty Corp. 100 7,446
Ventas, Inc. 533 31,863
VEREIT, Inc. 326 15,964
VICI Properties, Inc. 777 24,235
Weingarten Realty Investors 171 5,504
Common Stocks (continued)
Issuer Shares Value ($)
Weyerhaeuser Co. 1,066 35,956
Total 323,106
Real Estate Management & Development 0.7%
CBRE Group, Inc. Class A
(a)
446 43,021
Jones Lang LaSalle, Inc.
(a)
73 16,248
Total 59,269
Total Real Estate 382,375
Utilities  4.8%
Electric Utilities 2.9%
Edison International 611 33,300
Evergy, Inc. 378 24,653
IDACORP, Inc. 82 8,647
NRG Energy, Inc. 222 9,155
Pinnacle West Capital Corp. 189 15,791
PPL Corp. 1,278 36,257
Southern Co. (The) 1,746 111,517
Total 239,320
Gas Utilities 0.3%
National Fuel Gas Co. 144 7,406
UGI Corp. 343 15,774
Total 23,180
Independent Power and Renewable Electricity Producers
0.4%
AES Corp. (The) 1,097 25,999
Brookfield Renewable Corp. Class A 154 6,536
Total 32,535
Multi-Utilities 1.2%
DTE Energy Co. 316 37,073
MDU Resources Group, Inc. 329 10,436
Public Service Enterprise Group, Inc. 832 51,775
Total 99,284
Total Utilities 394,319
Total Common Stocks
(Cost $7,784,703) 8,109,149
Money Market Funds 0 .4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
35,995 35,995
Total Money Market Funds
(Cost $35,995) 35,995
Total Investments in Securities
(Cost $7,820,698) 8,145,144
Other Assets & Liabilities, Net 11,233
Net Assets 8,156,377
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT305_10_L01_(09/21)
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